Other employee benefits (Schedule of additional information about other employee benefit plans, balance by member group) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 87,216	$ 128,843	$ 129,616
Active members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	58,482	57,775
Inactive members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 28,734	$ 71,068